Retirement Benefits - Movements in Fair Value of the Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	¥ (110,075)	¥ (17,928)
Interest income	(6,213)	(3,845)	¥ (2,843)
At end of period	(330,739)	(110,075)	(17,928)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	1,663,637	1,642,554
Interest income	20,160	12,760
Return on plan assets excluding interest income	233,465	38,081
Contributions by employer	12,739	12,775
Benefits paid	(43,800)	(43,135)
Others	(65,602)	602
At end of period	¥ 1,820,599	¥ 1,663,637	¥ 1,642,554